Dividends Paid (Details) - Schedule of dividend paid - ZAR (R) R / shares in Units, R in Thousands	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021
Dividends Paid (Details) - Schedule of dividend paid [Line Items]
Dividend paid by the Company to owner of the Company	R (331,252)		R (272,235)
Dividend paid by subsidiaries to NCI			(145,859)
Total dividend paid	R (331,252)		R (418,094)
Interim Dividend [Member]
Dividends Paid (Details) - Schedule of dividend paid [Line Items]
Dividend per share (in Rand per share)	R 10.7		R 104,385
Dividend	R 331,252		R 104,385
Final Dividend [Member]
Dividends Paid (Details) - Schedule of dividend paid [Line Items]
Dividend per share (in Rand per share)			R 8.26
Dividend			R 167,850
Total Dividend [Member]
Dividends Paid (Details) - Schedule of dividend paid [Line Items]
Dividend	R 331,252		R 272,235
Cartrack Holdings Proprietary Limited [Member]
Dividends Paid (Details) - Schedule of dividend paid [Line Items]
Subsidiary per share (in Rand per share)			R 0.54
Subsidiary			R 51,536
Cartrack Holdings Proprietary Limited [Member]
Dividends Paid (Details) - Schedule of dividend paid [Line Items]
Subsidiary per share (in Rand per share)			R 0.87
Subsidiary			R 83,030
Cartrack Limitada [Member]
Dividends Paid (Details) - Schedule of dividend paid [Line Items]
Subsidiary per share (in Rand per share)			R 5.68
Subsidiary			R 9,090
Found Proprietary Limited [Member]
Dividends Paid (Details) - Schedule of dividend paid [Line Items]
Subsidiary per share (in Rand per share)			R 20,000
Subsidiary			R 1,020
Cartrack Polska.Sp.zo.o [Member]
Dividends Paid (Details) - Schedule of dividend paid [Line Items]
Subsidiary per share (in Rand per share)			R 119,019.27
Subsidiary			R 1,183
Total Subsidiary [Member]
Dividends Paid (Details) - Schedule of dividend paid [Line Items]
Subsidiary			R 145,859